Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Income Tax Contingency [Line Items]
Effective rate of income tax (percentage)	14.40%	11.00%
U.K. statutory tax rate (percentage)	19.00%
Income tax benefit	$ 5,724	$ 3,696
Deferred tax asset	2,034		$ 1,754
Subsidiaries
Income Tax Contingency [Line Items]
Deferred tax asset	$ 2,000